CONSOLIDATED BALANCE SHEETS		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents		$ 144,111,733	¥ 1,035,932,786	¥ 317,212,066
Short term investments		20,808,942	149,583,000	18,411,162
Accounts receivable, net		3,298,998	23,714,517	23,011,758
Prepaid services fees		7,383,882	53,078,298	48,495,817
Other receivables and prepaid expenses		314,279	2,259,168	1,156,281
Total current assets		175,917,834	1,264,567,769	408,287,084
NON-CURRENT ASSETS
Property and equipment, net		61,957	445,370	749,952
Long-term investments		13,503	97,062	97,062
Prepaid expenses and deposits		2,300	16,536	25,600
Deferred tax assets		61,258	440,346	987,848
Operating lease right-of-use assets, net		218,005	1,567,104	372,713
Total non-current assets		357,023	2,566,418	2,233,175
Total assets		176,274,857	1,267,134,187	410,520,259
CURRENT LIABILITIES
Accounts payable		2,586,840	18,595,244	20,932,927
Deferred revenues		474,336	3,409,718	10,372,767
Other payables and accrued liabilities		1,965,665	14,129,987	21,242,685
Other payables – related party				18,465,025
Banking borrowings		2,086,695	15,000,000	13,500,000
Operating lease liabilities-current		111,794	803,622	279,510
Taxes payable		819,682	5,892,194	522,843
Convertible notes payable		20,740,480	149,090,866	(0)
Total current liabilities		28,785,492	206,921,631	85,315,757
NON-CURRENT LIABILITIES
Operating lease liabilities-non-current		96,899	696,549
Total non-current liabilities		96,899	696,549
Total liabilities		28,882,391	207,618,180	85,315,757
SHAREHOLDERS’ EQUITY
Additional paid-in capital		150,795,208	1,083,976,271	439,776,100
Accumulated deficit		(4,670,079)	(33,570,391)	(77,156,553)
Statutory reserves		1,134,146	8,152,694	13,134,098
Accumulated other comprehensive loss		(6,915,066)	(49,708,261)	(54,712,520)
Total shareholders' equity		144,945,752	1,041,928,046	321,406,640
NONCONTROLLING INTERESTS		2,446,714	17,587,961	3,797,862
Total equity		147,392,466	1,059,516,007	325,204,502
Total liabilities and shareholders’ equity		176,274,857	1,267,134,187	410,520,259
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Common Stock, Value	[1]	2,601,293	18,699,133	365,515
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Common Stock, Value	[1]	$ 2,000,250	¥ 14,378,600

[1]	Number of shares has been retrospectively adjusted for the share consolidation (10 to 1, and 20 to 1) effective March 22, 2024 and December 13, 2024